Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 94.0%
Communication Services - 1.1%
Verizon Communications, Inc.	274,775	$11,422,397

Consumer Discretionary - 2.9%
Genuine Parts Co.	52,094	8,742,415
McDonald's Corp.	41,456	11,085,334
Yum! Brands, Inc.	77,082	10,059,972
		29,887,721
Consumer Staples - 21.1%
Altria Group, Inc.	202,300	9,111,592
Brown-Forman Corp. - Class B	141,647	9,430,857
Campbell Soup Co. (a)	194,466	10,098,619
Church & Dwight Co., Inc.	128,073	10,355,983
Colgate-Palmolive Co.	152,023	11,330,274
Conagra Brands, Inc.	260,540	9,689,483
Constellation Brands, Inc. - Class A	42,453	9,828,719
General Mills, Inc.	128,939	10,103,660
Hormel Foods Corp.	220,453	9,988,725
Kellogg Co. (a)	153,116	10,500,695
Keurig Dr Pepper, Inc.	293,052	10,338,875
Kimberly-Clark Corp. (a)	83,949	10,914,210
McCormick & Co., Inc. (a)	113,526	8,528,073
Mondelez International, Inc.	172,850	11,311,304
PepsiCo, Inc.	65,465	11,195,824
Philip Morris International, Inc.	100,829	10,510,415
The Coca-Cola Co.	193,294	11,852,788
The Hershey Co.	49,247	11,060,876
The JM Smucker Co. (a)	62,667	9,575,518
The Procter & Gamble Co.	76,887	10,947,171
Walmart, Inc.	63,201	9,092,728
		215,766,389
Financials - 11.8%
Aflac, Inc.	143,121	10,519,393
Arthur J Gallagher & Co.	46,358	9,073,188
Berkshire Hathaway, Inc. - Class B (b)	36,795	11,462,378
Cboe Global Markets, Inc.	75,754	9,308,652
Chubb Ltd.	45,138	10,268,444
CME Group, Inc.	53,855	9,514,024
Globe Life, Inc.	79,028	9,550,534
Loews Corp.	178,194	10,955,367
Marsh & McLennan Cos., Inc.	57,852	10,118,893
The Travelers Cos., Inc.	52,094	9,956,205
W R Berkley Corp.	123,797	8,683,122
Willis Towers Watson PLC	41,874	10,643,952
		120,054,152
Health Care - 14.8%
Abbott Laboratories	88,177	9,747,968
AbbVie, Inc.	68,492	10,119,693
AmerisourceBergen Corp.	61,545	10,398,643
Amgen, Inc.	37,028	9,345,867
Becton Dickinson and Co.	45,124	11,381,175
Bristol-Myers Squibb Co.	142,417	10,346,595
Gilead Sciences, Inc.	111,279	9,340,759
Henry Schein, Inc. (b)	121,971	10,507,802
Hologic, Inc. (b)	120,971	9,843,410
Johnson & Johnson (a)	75,094	12,271,862
McKesson Corp.	25,207	9,545,387
Medtronic PLC	118,935	9,953,670
Merck & Co., Inc.	98,713	10,602,763
Quest Diagnostics, Inc.	60,188	8,936,714
UnitedHealth Group, Inc.	17,956	8,963,456
		151,305,764
Industrials - 11.9%
AMETEK, Inc.	70,396	10,201,788
General Dynamics Corp.	38,975	9,083,514
Honeywell International, Inc.	44,248	9,224,823
Huntington Ingalls Industries, Inc.	37,794	8,335,089
IDEX Corp. (a)	39,779	9,534,231
Illinois Tool Works, Inc. (a)	42,680	10,074,187
Leidos Holdings, Inc.	83,670	8,269,943
Lockheed Martin Corp.	18,786	8,702,802
Otis Worldwide Corp.	120,119	9,877,385
Republic Services, Inc.	76,350	9,530,007
Union Pacific Corp.	45,254	9,240,414
Verisk Analytics, Inc.	52,341	9,515,070
Waste Management, Inc.	66,717	10,323,122
		121,912,375
Information Technology - 2.8%
International Business Machines Corp. (a)	71,793	9,672,671
Jack Henry & Associates, Inc.	55,391	9,975,365
Roper Technologies, Inc.	21,723	9,270,290
		28,918,326
Materials - 1.0%
Amcor PLC	795,063	9,588,460

Utilities - 26.6%
Alliant Energy Corp.	181,800	9,822,654
Ameren Corp.	131,061	11,385,269
American Electric Power Co., Inc.	116,166	10,914,957
American Water Works Co., Inc.	62,753	9,820,217
Atmos Energy Corp. (a)	101,770	11,962,046
CenterPoint Energy, Inc.	357,329	10,762,749
CMS Energy Corp.	179,313	11,330,788
Consolidated Edison, Inc. (a)	121,854	11,613,905
Dominion Energy, Inc.	178,220	11,341,921
DTE Energy Co.	96,274	11,203,405
Duke Energy Corp.	115,435	11,826,316
Edison International	157,656	10,862,498
Entergy Corp.	86,685	9,386,252
Evergy, Inc.	174,326	10,921,524
Eversource Energy	132,972	10,947,585
Exelon Corp.	243,989	10,293,896
FirstEnergy Corp.	271,515	11,118,539
NiSource, Inc.	390,821	10,845,283
Pinnacle West Capital Corp.	135,474	10,099,587
PPL Corp.	379,311	11,227,606
Public Service Enterprise Group, Inc.	173,992	10,775,324
Sempra Energy	66,006	10,582,742
The Southern Co.	163,682	11,077,998
WEC Energy Group, Inc.	112,296	10,554,701
Xcel Energy, Inc.	154,797	10,645,390
		271,323,152
TOTAL COMMON STOCKS (Cost $938,610,089)		960,178,736

REAL ESTATE INVESTMENT TRUSTS - 5.9%
AvalonBay Communities, Inc.	56,131	9,959,885
Camden Property Trust	83,560	10,295,427
Equity Residential	146,294	9,311,613
Mid-America Apartment Communities, Inc.	58,964	9,830,478
Public Storage	30,680	9,337,151
Realty Income Corp. (a)	164,430	11,153,287
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $57,243,052)		59,887,841
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 3.300% (c)	$797,901	797,901
TOTAL SHORT-TERM INVESTMENTS (Cost $797,901)		797,901
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.53% (c)	26,796,255	26,796,255
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $26,796,255)		26,796,255

Total Investments (Cost $1,023,447,297) - 102.6%		1,047,660,733
Liabilities in Excess of Other Assets - (2.6)%		(26,167,089)
TOTAL NET ASSETS - 100.0%		$1,021,493,644

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $26,474,702 or 2.6% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 960,178,736	$ -	$ -	$ -	$ 960,178,736
Real Estate Investment Trusts	59,887,841	-	-	-	59,887,841
Short-Term Investments	797,901	-	-	-	797,901
Investments Purchased with Proceeds from Securities Lending	-	-	-	26,796,255	26,796,255
Total Investments in Securities	$ 1,020,864,478	$ -	$ -	$ 26,796,255	$ 1,047,660,733

^ See Schedule of Investments for sector breakouts.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.